Related parties transactions and balances - Summary of key management personnel remuneration (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 235	$ 5,368	$ 9,080	$ 2,417
Termination benefits				1,167
Share-based payments		3,533	9,175
Total	$ 235	$ 8,901	$ 18,255	$ 3,584